Note 28 - Earnings(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Year Ended December 31,
	2025	2024	2023
Earnings/(loss)
Earnings/(loss) for the purpose of basic earnings per share attributable to owners of the Group	$(764,681)	$78,527	$1,299,167
Effects of NCI add-back to Net income assuming conversion of BMC1 shares	(16,969)	—	—
Earnings/(loss) for the purpose of diluted earnings per share attributable to owners of the Group	$(781,650)	$78,527	$1,299,167

Weighted average shares outstanding
Weighted average shares outstanding for the purpose of basic earnings/(loss) per share	127,723	112,664	112,500
Effects of dilutive Convertible redeemable preference shares	—	2,736	9,684
Weighted average shares outstanding for the purposes of diluted earnings/(loss) per share	127,723	115,400	122,184